UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock - 92.8%
Consumer Discretionary - 23.7%
5,980	AMC Entertainment Holdings, Inc.	$90,298
12,270	Aramark	524,420
1,715	Charter Communications, Inc., Class A (a)	576,171
31,115	Liberty Global PLC, Class C (a)	1,052,932
39,497	Liberty Global PLC LiLAC, Class C (a)	785,595
16,620	LKQ Corp. (a)	675,935
14,930	ServiceMaster Global Holdings, Inc. (a)	765,461
8,860	TEGNA, Inc.	124,749
3,150	The Madison Square Garden Co., Class A (a)	664,177
5,575	Visteon Corp. (a)	697,656
		5,957,394
Energy - 15.2%
33,160	Golar LNG Partners LP	756,048
79,368	Golar LNG, Ltd.	2,365,960
70,540	Navigator Holdings, Ltd. (a)	694,819
		3,816,827
Financial - 8.7%
9,728	Arch Capital Group, Ltd. (a)	883,011
265	Markel Corp. (a)	301,869
11,240	Sterling Bancorp	276,504
4,840	Willis Towers Watson PLC	729,340
		2,190,724
Health Care - 21.0%
4,605	Abbott Laboratories	262,807
4,839	Allergan PLC	791,564
67,370	Brookdale Senior Living, Inc. (a)	653,489
39,450	Capital Senior Living Corp. (a)	532,180
6,940	HCA Healthcare, Inc. (a)	609,610
9,664	IQVIA Holdings, Inc. (a)	946,106
4,821	Laboratory Corp. of America Holdings (a)	768,998
3,715	Thermo Fisher Scientific, Inc.	705,404
		5,270,158
Industrials - 9.3%
26,015	AECOM (a)	966,457
3,740	FedEx Corp.	933,280
2,035	Republic Services, Inc.	137,586
3,320	XPO Logistics, Inc. (a)	304,079
		2,341,402
Information Technology - 14.9%
315	Alphabet, Inc., Class C (a)	329,616
68,375	Flex, Ltd. (a)	1,230,066
20,550	NCR Corp. (a)	698,495
19,825	ViaSat, Inc. (a)	1,483,901
		3,742,078
Total Common Stock
(Cost $18,984,142)		23,318,583
Investments, at value - 92.8%
(Cost $18,984,142)		$23,318,583
Other Assets & Liabilities, Net - 7.2%		1,815,906
Net Assets - 100.0%		$25,134,489

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's inputs as of December 31, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$23,318,583
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$23,318,583

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 31, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 31, 2018